Note 11 - Other Assets - 10Q (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Disclosure Text Block Supplement [Abstract]
Schedule of Other Assets [Table Text Block]
	June 30, 2013	September 30, 2012

Prepaid expenses	$477,000	$520,000
Deposits	490,000	304,000
Investments in unafilliated entity	-	157,000
Total	$967,000	$981,000

	September 30,
	2012	2011
Prepaid expenses	$520,000	$680,000
Deposits	304,000	88,000
Investments in unaffiliated entity	157,000	157,000
Deferred financing costs	-	26,000
Total	$981,000	$951,000